Note 12 - Events After the Reporting Period (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 19, 2026	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 0	$ 16,071
At the market shares [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)	505,005
Shares issued, price per share (in dollars per share)	$ 0.25
Number of ordinary shares issued per ADS sold (in shares)	50
Shares issued, average price per share (in dollars per share)	$ 3.1533
Proceeds from issuing shares	$ 1,500